Non-controlling interests - Income Attributable to Non-controlling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Income (loss) attributable to non-controlling interests	$ 3,417	$ 2,818	$ 5,440	$ 4,202	$ 5,767	$ 1,216
Catastrophe Fund
Noncontrolling Interest [Line Items]
Income (loss) attributable to non-controlling interests	3,253	2,434	3,872	3,191	4,284	0
Catastrophe Fund Manager
Noncontrolling Interest [Line Items]
Income (loss) attributable to non-controlling interests	72	(2)	(18)	(164)	(238)	0
Joint Venture - Third Point Advisors LLC share
Noncontrolling Interest [Line Items]
Income (loss) attributable to non-controlling interests	$ 92	$ 386	$ 1,586	$ 1,175	$ 1,721	$ 1,216